Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014 item	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Concentration of Credit Risk
Net revenues	$ 158,328	$ 113,776	$ 39,633	$ 46,072	$ 42,649	$ 37,659	$ 45,823	$ 60,252	$ 66,909	$ 242,129	$ 210,643	$ 231,884
Number of states across which the portfolio of properties is diversified	13									13
Penn
Concentration of Credit Risk
Net revenues										$ 2,900,000	$ 2,900,000
Number of properties										19
Number of states across which the portfolio of properties is diversified										11